SHAREHOLDERS' EQUITY (Details) $ / shares in Units, $ in Thousands	2 Months Ended	6 Months Ended	12 Months Ended
	Nov. 26, 2014 USD ($) shares	Mar. 31, 2015 USD ($) shares	Sep. 30, 2014 Right multiple item $ / shares shares	Sep. 30, 2013 shares	Sep. 30, 2012 USD ($) shares
Outstanding preferred stock purchase rights (in shares)			108,232,284
Stock split ratio			2
Number of rights per common stock share | Right			0.5
Number of units that each Right holder is entitled to purchase | item			1
Number of rights per share			0.001
Purchase price of preferred stock (in dollars per share) | $ / shares			$ 250
Number of business days following the acquisition of fifteen percent or more of common stock that rights are exercisable and transferable			10 days
Number of business days following a tender or exchange offer resulting in the acquisition of fifteen percent or more of common stock that rights are exercisable and transferable			10 days
Number of multiples of the exercise price that the Right holder has right to receive in value of acquiring company's common stock | multiple			2
Redemption price per right (in dollars per shares) | $ / shares			$ 0.01
Repurchase of common stock (in shares)		810,097	0	0	1,747,819
Aggregate cost of treasury shares purchase | $		$ 59,654			$ 77,610
Subsequent Event
Repurchase of common stock (in shares)	414,992
Aggregate cost of treasury shares purchase | $	$ 32,300
Minimum
Percentage of common stock to be acquired for rights to be exercisable and transferable			15.00%
Percentage of common stock to be acquired in a tender or exchange offer for rights to be exercisable and transferable			15.00%
Percentage of assets or earning power sold or transferred allowing Right holder the right to receive common stock of acquiring company			50.00%
Maximum
Number of common shares authorized to be repurchased		4,000,000	4,000,000